Statements of Cash Flows (Unaudited) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)			$ (279,281)	$ (32,829)
Adjustments for:
Depreciation expense			40,131
Deferred taxes			(43,930)
Changes in:
Other receivables			104,305
Prepaid expenses and other current assets			(1,531)
Other payables and accruals			(1,576)
Deferred revenue			(326)
Net cash used in operating activities			(90,698)	(2,227)
Cash flows from investing activities:
Additions to leasehold improvements and equipment			(2,023)
Net cash provided by (used in) investing activities			68,721
Cash flows from financing activities:
Proceeds from advances from related parties			153,528	2,500
Repayment of advances to related parties			(400,798)
Net cash provided by (used in) financing activities			210,017	(3,100)
Effect of exchange rate changes on cash and cash equivalents			1,170
Net decrease in cash and cash equivalents			189,210	(5,327)
Cash and cash equivalents at the beginning of year		$ 5,327		5,327
Cash and cash equivalents at the end of year			189,210
Zhongdehui (SZ) Development Co., Limited [Member]
Cash flows from operating activities:
Net income (loss)	54,539	(169,942)
Adjustments for:
Depreciation expense	43,267	36,200
Rental deposits written off	28,275
Deferred taxes	48,515	(56,648)
Changes in:
Other receivables	(31,058)	(343)
Prepaid expenses and other current assets	(7,782)	(14,982)
Other payables and accruals	22,104	(15,053)
Deferred revenue	(190,988)	57,935
Net cash used in operating activities	(33,128)	(162,833)
Cash flows from investing activities:
Additions to leasehold improvements and equipment		(8,540)
Capital contribution	188,616
Net cash provided by (used in) investing activities	188,616	(8,540)
Cash flows from financing activities:
Proceeds from advances from related parties	18,850	168,147
Repayment of advances to related parties	(331,405)
Net cash provided by (used in) financing activities	(312,555)	168,147
Effect of exchange rate changes on cash and cash equivalents	2,040	1,372
Net decrease in cash and cash equivalents	(155,027)	(1,854)
Cash and cash equivalents at the beginning of year	226,043	58,561	$ 226,043	58,561
Cash and cash equivalents at the end of year	$ 71,016	$ 56,707		$ 226,043